Earnings Per Common Share	12 Months Ended
Dec. 31, 2019
Earnings Per Common Share [Abstract]
Earnings Per Common Share

NOTE 22 – EARNINGS PER COMMON SHARE

The two-class method is used in the calculation of basic and diluted earnings per share.  Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and participating securities (certain unvested share-based awards and Series C preferred stock outstanding) according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The factors used in the earnings per share computation follow:

	December 31, 2019	December 31, 2018
Basic
Net income	$9,601	$4,273
Dividends on Series B preferred stock, accretion of discount and value of warrants exercised	219	62
Earnings allocated to participating securities (Series C preferred stock)	(430)	-
Net income allocated to common stockholders	$9,390	$4,335

Weighted average common shares outstanding including unvested share-based payment awards (1)	4,582,997	4,260,617
Less: Unvested share-based payment awards	(1,532)	-
Average shares	4,581,465	4,260,617
Basic earnings per common share	$2.05	$1.02

Diluted
Net earnings allocated to common stockholders	$9,390	$4,335
Add back: Preferred Dividends on Series B stock and accretion of discount	-	-
Net earnings allocated to common stockholders	$9,390	$4,335

Weighted average common shares outstanding for basic earnings per common share (1)	4,581,465	4,260,617
Add: Dilutive effects of assumed exercises of stock options	38,620	40,903
Add: Dilutive effects of assumed exercises of stock warrants	6,947	42,210
Add: Dilutive effects of unvested share-based payment awards	1,532	-
Average shares and dilutive potential common shares	4,628,564	4,343,730
Diluted earnings per common share	$2.03	$1.00

(1)	Adjusted for 1-for-5.5 reverse stock split on August 20, 2018.

The following potential common shares were anti-dilutive and not considered in computing diluted earnings per common share.

	2019	2018
Stock options	463	792